Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 95.1%
Communication Services - 8.8%
86,182	Advanced Info Service PLC	$498,281
47,379	Bharti Airtel Ltd.	460,766
18,255	SK Telecom Company Ltd. - ADR	375,870
1,678,950	Telkom Indonesia Persero Tbk PT	404,312
11,231	Tencent Holdings Ltd.	476,198
		2,215,427
Consumer Discretionary - 18.3%
101,931	Alibaba Group Holding Ltd. [1]	1,118,481
15,480	BYD Company Ltd. - Class H	379,786
3,750	Coway Company Ltd.	166,499
24,174	Giant Manufacturing Company Ltd.	157,277
73,208	Lojas Renner SA	283,743
71,900	Midea Group Company Ltd. - Class A	533,591
115,888	Minth Group Ltd.	312,803
5,705	Naspers Ltd. - Class N	953,338
20,771	Trip.com Group Ltd. - ADR	714,522
		4,620,040
Consumer Staples - 7.9%
28,346	Clicks Group Ltd.	450,566
3,496	Dino Polska SA [1]	300,252
49,529	Hengan International Group Company Ltd.	262,596
271,250	Kimberly-Clark de Mexico - Class A	460,331
902	LG Household & Health Care Ltd.	519,164
		1,992,909
Financials - 20.8%
58,976	Axis Bank Ltd.	663,695
127,000	BDO Unibank, Inc.	241,513
118,806	China Merchants Bank Company Ltd. - Class H	657,455
2,652	Credicorp Ltd.	359,770
15,870	HDFC Bank Ltd. - ADR	1,085,667
102,595	Kasikornbank PLC - NVDR	436,157
14,716	OTP Bank Nyrt	399,850
116,278	Ping An Insurance (Group) Company of China Ltd. - Class H	763,917
2,016,089	PT Bank Rakyat Indonesia (Persero) Tbk.	639,202
		5,247,226
Health Care - 6.9%
96,342	Biocon Ltd.	304,455
875,333	China Traditional Chinese Medicine Holdings Company Ltd.	396,960
237,725	Hapvida Participacoes e Investimentos SA	229,080
2,772,979	PT Kalbe Farma Tbk.	372,263
9,486	Shenzhen Mindray Bio-Medical Electronics Company Ltd. - Class A	430,169
		1,732,927
Industrials - 8.7%
16,256	AirTAC International Group	490,793
39,525	Shenzhen Inovance Technology Company Ltd. - Class A	394,375
20,279	Voltas Ltd.	195,673
92,401	WEG SA	671,227
327,681	Weichai Power Company Ltd. - Class H	433,255
		2,185,323
Information Technology - 17.9%
525,333	Chinasoft International Ltd.	454,784
74,010	Delta Electronics, Inc.	686,072
23,199	Infosys Ltd. - ADR	417,814
13,171	Pagseguro Digital Ltd. - Class A [1]	115,115
16,049	SK Hynix, Inc.	957,548
18,247	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,359,219
56,245	Win Semiconductors Corp.	249,305
242,975	Xinyi Solar Holdings Ltd.	267,357
		4,507,214
Materials - 3.6%
1,052	LG Chem Ltd.	502,361
24,181	Mondi PLC	413,566
		915,927
Real Estate - 2.2%
306,181	Growthpoint Properties Ltd. - REIT	262,010
94,782	Longfor Group Holdings Ltd.	291,660
		553,670

TOTAL COMMON STOCKS (Cost $27,366,433)		23,970,663

PREFERRED STOCKS - 2.2%
Financials - 2.2%
9,749	Bancolombia SA - ADR	278,236
60,476	Itau Unibanco Holding SA - ADR	284,842

TOTAL PREFERRED STOCKS (Cost $633,867)		563,078

SHORT-TERM INVESTMENTS - 2.5%
MONEY MARKET FUNDS - 2.5%
632,363	First American Treasury Obligations Fund - Class X, 4.190% [2]	632,363

TOTAL SHORT-TERM INVESTMENTS (Cost $632,363)		632,363

TOTAL INVESTMENTS - 99.8% (Cost $28,632,663)		25,166,104
Other Assets in Excess of Liabilities - 0.2%		52,221
NET ASSETS - 100.0%		$25,218,325

ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has  been licensed for use by U.S. Bancorp Fund Service, LLC.

Country Allocation at December 31, 2022 (Unaudited)

Country	% of Net Assets [1]
China	31.7%
India	12.4%
Republic of Korea	10.0%
Taiwan	9.7%
South Africa	6.6%
Brazil	6.3%
Indonesia	5.6%
Thailand	3.7%
Mexico	1.8%
United Kingdom	1.6%
Hungary	1.6%
Hong Kong	1.6%
Peru	1.4%
Poland	1.2%
Colombia	1.1%
Philippines	1.0%

[1] Excludes short-term investments and other assets in excess of liabilities.

Boston Common ESG Impact Emerging Markets Fund
Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Boston Common ESG Impact Emerging Markets Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$375,870	$1,839,557	$-	$2,215,427
Consumer Discretionary	714,523	3,905,517	-	4,620,040
Consumer Staples	910,897	1,082,012	-	1,992,909
Financials	1,445,437	3,801,789	-	5,247,226
Health Care	-	1,732,927	-	1,732,927
Industrials	-	2,185,323	-	2,185,323
Information Technology	1,892,148	2,615,066	-	4,507,214
Materials	-	915,927	-	915,927
Real Estate	262,010	291,660	-	553,670
Total Common Stocks	5,600,885	18,369,778	-	23,970,663
Preferred Stocks
Financials	563,078	-	-	563,078
Total Preferred Stocks	563,078	-	-	563,078
Short-Term Investments	632,363	-	-	632,363
Total Investments in Securities	$6,796,326	$18,369,778	$-	$25,166,104